FM COMPOUNDERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 86.4%
	AEROSPACE & DEFENSE - 4.5%
9,281	General Electric Company	$ 3,004,817

	ASSET MANAGEMENT - 5.2%
36,742	KKR & Company, Inc.	3,525,027

	CHEMICALS - 2.5%
3,421	Linde PLC	1,702,597

	DIVERSIFIED INDUSTRIALS - 4.4%
12,607	Honeywell International, Inc.	2,998,701

	E-COMMERCE DISCRETIONARY - 4.6%
11,359	Amazon.com, Inc.(a)	3,074,199

	ELECTRICAL EQUIPMENT - 3.0%
2,085	GE Vernova, Inc.	2,018,947

	HEALTH CARE FACILITIES & SERVICES - 2.7%
4,741	UnitedHealth Group, Inc.	1,803,050

	INSURANCE - 6.2%
5,723	Berkshire Hathaway, Inc., Class B(a)	2,715,449
7,804	Progressive Corporation (The)	1,485,882
		4,201,331
	INTERNET MEDIA & SERVICES - 7.3%
9,667	Booking Holdings, Inc.	1,618,546
2,658	Meta Platforms, Inc., Class A	1,681,211
23,195	Uber Technologies, Inc.(a)	1,632,928
		4,932,685
	MEDICAL EQUIPMENT & DEVICES - 3.9%
8,213	Danaher Corporation	1,500,268
2,250	Thermo Fisher Scientific, Inc.	1,108,148
		2,608,416

FM COMPOUNDERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 86.4% (Continued)
	OIL & GAS PRODUCERS - 2.3%
8,856	Phillips 66	$ 1,557,593

	RETAIL - DISCRETIONARY - 2.6%
593	AutoZone, Inc.(a)	1,740,568

	SEMICONDUCTORS - 11.6%
2,699	Applied Materials, Inc.	1,214,712
1,186	ASML Holding N.V. - ADR	1,912,733
32,118	Intel Corporation(a)	3,683,291
3,547	NVIDIA Corporation	748,914
4,952	Wolfspeed, Inc.(a)	293,555
		7,853,205
	SOFTWARE - 10.7%
8,135	Microsoft Corporation	3,662,703
11,729	Salesforce, Inc.	2,241,413
2,828	Synopsys, Inc.(a)	1,345,053
		7,249,169
	SPECIALTY FINANCE - 2.6%
5,474	American Express Company	1,732,357

	TECHNOLOGY HARDWARE - 1.0%
30,045	Sony Group Corporation - ADR	648,071

	TECHNOLOGY SERVICES - 9.1%
3,343	Mastercard, Inc., Class A	1,651,375
3,851	S&P Global, Inc.	1,632,824
8,857	Visa, Inc., Class A	2,890,571
		6,174,770
	TOBACCO & CANNABIS - 2.2%
8,524	Philip Morris International, Inc.	1,511,987

	TOTAL COMMON STOCKS (Cost $39,604,647)	58,337,490

FM COMPOUNDERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
SHORT-TERM INVESTMENT — 13.7%
MONEY MARKET FUND - 13.7%
9,234,623	Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.49% (Cost $9,234,623)(b)	$ 9,234,623

	TOTAL INVESTMENTS - 100.1% (Cost $48,839,270)	$ 67,572,113
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(44,244)
	NET ASSETS - 100.0%	$ 67,527,869

ADR	- American Depositary Receipt
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of May 31, 2026.